INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31, 2025	December 31, 2024
Deferred income tax assets (liabilities)
Non-capital loss carry-forwards	$54,777	$110,785
Deferred income tax assets - investment credits	$160,902	$0
Excess of carrying value over tax value of property, plant and equipment	$-54,777	$-110,785
Total net deferred tax asset (liability)	$160,902	$0

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2025	December 31, 2024
Non-capital losses carried forward	$2,378,160	$2,631,428
Intangible assets	235,980	235,980
Lease liability	20,233	31,294
Unrecognized deductible temporary differences	$2,634,373	$2,898,702

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31,
	2025	2024	2023
Pretax Income (loss)	$380,838	$-4,622,297	$-2,101,886
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	102,826	-1,248,020	-567,509
Items not deductible for income tax purposes	17,271	413,516	263,791
Under provision of taxes in prior years	-100,730	63,706	-174,600
Change in timing differences	-12,621	79,743	242,678
Impact of foreign exchange on tax assets and liabilities	-20,958	59,914	-18,970
Investment Credits (SRED)	-160,902	0	0
Unused tax losses and tax offsets not recognized	86,755	847,064	399,572
Income tax expense (recovery)	-88,359	215,923	144,962
Texas margin tax and branch tax	21,800	20,530	25,513
Income tax expense (recovery)	$-66,559	$236,453	$170,475